Income and other taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 292	$ 323